Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	As of December 31, 2022	As of December 31, 2023
Balance sheet items, except for equity accounts	6.9646	7.0827
	For the Year Ended December 31,
	2021	2022	2023
Items in the consolidated statements of operations and comprehensive (loss)/income, and cash flows	6.4000	6.7190	7.0422

Estimated Useful Lives of Property and Equipment	Depreciation is calculated on the straight-line method after taking into account their respective estimated residual values over the following estimated useful lives:
Item	Useful lives	Radio of residual values
Furniture, fixture and other equipment	3 years	5%
Electronic equipment	3 – 5 years	5%
Plant	Shorter of useful life or lease term	0%